Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Administrative expenses
Depreciation (Note 5)	$ 386,845	$ 421,983
Consulting (Note 9)	938,569	805,943
Directors’ fees (Note 9)	111,625	186,826
Office and general	121,757	197,457
Shareholder information	343,658	476,285
Professional fees (Note 9)	845,924	754,738
Salaries and benefits (Note 6)	605,659	458,700
Share based payments (Note 6)	1,598,883	1,772,663
Travel and accommodation	24,335	31,267
	(4,977,255)	(5,105,862)
Other income (expenses)
Foreign exchange gain	126,583	161,593
Interest, net	(15,518)	(22,528)
Interest accretion (Notes 21 and 23)	(819,060)	(725,696)
Accretion on asset retirement obligation (Note 19)	(11,086)	(10,934)
Finance costs (Note 22)	(549,213)	(347,418)
Exploration costs	(22,625)	(53,194)
Interest on leases (Note 5)	(10,034)	(24,362)
Gain (loss) on disposal of property, plant and equipment	(775)	2,030
Loss on settlement of lawsuit	(95,241)
Loss on shares issued for settlement of debt (Notes 6, 21 and 23)	(522,226)	(141,108)
Write off of mineral properties and deferred exploration costs (Note 4)		(124,717)
Withholding tax costs	(947)	(41,916)
Net loss	(6,897,397)	(6,434,112)
Other comprehensive loss
Foreign currency translation	1,420,443	(2,176,352)
Comprehensive loss	(5,476,954)	(8,610,464)
Parent	(6,697,382)	(5,965,758)
Non-controlling interests	(200,015)	(468,354)
	(6,897,397)	(6,434,112)
Parent	(6,116,153)	(7,983,689)
Non-controlling interests	639,199	(626,775)
	$ (5,476,954)	$ (8,610,464)
Loss per share – basic and diluted attributable to Parent (in CAD per share)	$ (0.06)	$ (0.05)
Weighted average # of shares outstanding – basic and diluted (in shares)	122,905,190	117,699,647